Advances From Federal Home Loan Bank (FHLB) And Other Borrowings (Other Borrowings) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Short-term Debt [Line Items]
Other Borrowings	$ 9,338,148	$ 6,411,977
Financial Instruments, Owned and Pledged as Collateral, at Amortized Cost	17,600,000	14,300,000
Financial Instruments, Owned and Pledged as Collateral, at Fair Value	$ 17,900,000	14,600,000
Minimum
Short-term Debt [Line Items]
Repurchase agreements, maturity term	1 day
Maximum
Short-term Debt [Line Items]
Repurchase agreements, maturity term	3 days
Securities Sold under Agreements to Repurchase [Member]
Short-term Debt [Line Items]
Short-term Debt, Weighted Average Interest Rate	0.15%
Short-term Debt, Maximum Month-end Outstanding Amount	$ 12,600,000	$ 10,300,000